Cost of Goods Sold	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 10 - Cost of Goods Sold

Cost of goods sold consists primarily of costs related to products sold to customers. It includes manufacturing costs and shipping costs. Cost of goods sold for the six month period ended June 30, 2015 and 2014 is $56,038 and $0, respectively.